Variable interest entities (VIE) - Consolidated (Details 7) SFr in Millions		12 Months Ended
		Dec. 31, 2021 CHF (SFr) day	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2018 CHF (SFr)
VIE Disclosures
Percentage of control in which Group is determined to have power (percent)		50.00%
Minimum percentage of outstanding issuances held by primary beneficiary used under the previous consolidation model		50.00%
Cash and due from banks	[1]	SFr 164,818	SFr 139,112	SFr 101,879	SFr 100,047
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		103,906	92,276
Trading assets		111,141	157,338
Investment securities		1,005	607
Other investments		5,826	5,412
Net loans		291,686	291,908
Other assets		41,231	39,637
of which loans held-for-sale		7,924	7,046
Premises and equipment		4,893	4,776
Assets		755,833	818,965
Customer deposits		392,819	390,921
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		35,274	36,994
Trading liabilities		27,535	45,871
Short-term borrowings		19,393	20,868
Long-term debt		166,896	161,087
Other liabilities		22,644	31,434
Liabilities		SFr 711,603	776,024
CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day		226
Consolidated VIEs
VIE Disclosures
Cash and due from banks		SFr 108	90
Trading assets		1,822	2,164
Other investments		1,015	1,251
Net loans		1,400	900
Other assets		1,496	1,876
of which loans held-for-sale		74	472
Premises and equipment		27	34
Assets		5,841	6,281
Customer deposits		0	1
Trading liabilities		8	10
Short-term borrowings		4,352	4,178
Long-term debt		1,391	1,746
Other liabilities		231	208
Liabilities		5,982	6,143
Consolidated VIEs | CP Conduit
VIE Disclosures
Cash and due from banks		1	0
Trading assets		0	0
Other investments		0	0
Net loans		1,022	653
Other assets		31	21
of which loans held-for-sale		0	0
Premises and equipment		0	0
Assets		1,054	674
Customer deposits			0
Trading liabilities		0	0
Short-term borrowings		4,337	4,178
Long-term debt		0	0
Other liabilities		67	53
Liabilities		4,404	4,231
Consolidated VIEs | Financial intermediation - Securitizations
VIE Disclosures
Cash and due from banks		42	23
Trading assets		1,158	1,255
Other investments		0	0
Net loans		317	0
Other assets		604	979
of which loans held-for-sale		50	462
Premises and equipment		0	0
Assets		2,121	2,257
Customer deposits			0
Trading liabilities		0	0
Short-term borrowings		0	0
Long-term debt		1,342	1,701
Other liabilities		1	1
Liabilities		1,343	1,702
Consolidated VIEs | Financial intermediation - Funds
VIE Disclosures
Cash and due from banks		25	22
Trading assets		54	50
Other investments		65	129
Net loans		0	51
Other assets		78	15
of which loans held-for-sale		23	10
Premises and equipment		0	0
Assets		222	267
Customer deposits			0
Trading liabilities		0	0
Short-term borrowings		15	0
Long-term debt		0	0
Other liabilities		20	3
Liabilities		35	3
Consolidated VIEs | Financial intermediation - Loans
VIE Disclosures
Cash and due from banks		27	37
Trading assets		610	840
Other investments		789	920
Net loans		28	29
Other assets		108	82
of which loans held-for-sale		0	0
Premises and equipment		27	30
Assets		1,562	1,908
Customer deposits			0
Trading liabilities		8	10
Short-term borrowings		0	0
Long-term debt		3	10
Other liabilities		60	73
Liabilities		71	93
Consolidated VIEs | Financial intermediation - Other
VIE Disclosures
Cash and due from banks		13	8
Trading assets		0	19
Other investments		161	202
Net loans		33	167
Other assets		675	779
of which loans held-for-sale		1	0
Premises and equipment		0	4
Assets		882	1,175
Customer deposits			1
Trading liabilities		0	0
Short-term borrowings		0	0
Long-term debt		46	35
Other liabilities		83	78
Liabilities		129	114
Bank
VIE Disclosures
Cash and due from banks	[2]	164,026	138,207	SFr 101,044	SFr 99,314
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		103,906	92,276
Trading assets		111,299	157,511
Investment securities		1,003	605
Other investments		5,788	5,379
Net loans		300,358	300,341
Other assets		36,715	36,574
of which loans held-for-sale		7,924	7,046
Premises and equipment		4,424	4,358
Assets		759,214	822,831
Customer deposits		393,841	392,039
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		35,368	37,087
Trading liabilities		27,539	45,871
Short-term borrowings		25,336	21,308
Long-term debt		160,695	160,279
Other liabilities		21,309	30,340
Liabilities		SFr 711,127	775,772
Bank | CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day		226
Bank | Consolidated VIEs
VIE Disclosures
Cash and due from banks		SFr 108	90
Trading assets		1,822	2,164
Other investments		1,015	1,251
Net loans		1,400	900
Other assets		1,482	1,858
of which loans held-for-sale		74	472
Premises and equipment		12	17
Assets		5,827	6,263
Customer deposits		0	1
Trading liabilities		8	10
Short-term borrowings		4,352	4,178
Long-term debt		1,391	1,746
Other liabilities		233	207
Liabilities		5,984	6,142
Bank | Consolidated VIEs | CP Conduit
VIE Disclosures
Cash and due from banks		1	0
Trading assets		0	0
Other investments		0	0
Net loans		1,022	653
Other assets		31	21
of which loans held-for-sale		0	0
Premises and equipment		0	0
Assets		1,054	674
Customer deposits			0
Trading liabilities		0	0
Short-term borrowings		4,337	4,178
Long-term debt		0	0
Other liabilities		67	53
Liabilities		4,404	4,231
Bank | Consolidated VIEs | Financial intermediation - Securitizations
VIE Disclosures
Cash and due from banks		42	23
Trading assets		1,158	1,255
Other investments		0	0
Net loans		317	0
Other assets		604	979
of which loans held-for-sale		50	462
Premises and equipment		0	0
Assets		2,121	2,257
Customer deposits			0
Trading liabilities		0	0
Short-term borrowings		0	0
Long-term debt		1,342	1,701
Other liabilities		1	1
Liabilities		1,343	1,702
Bank | Consolidated VIEs | Financial intermediation - Funds
VIE Disclosures
Cash and due from banks		25	22
Trading assets		54	50
Other investments		65	129
Net loans		0	51
Other assets		78	15
of which loans held-for-sale		23	10
Premises and equipment		0	0
Assets		222	267
Customer deposits			0
Trading liabilities		0	0
Short-term borrowings		15	0
Long-term debt		0	0
Other liabilities		20	3
Liabilities		35	3
Bank | Consolidated VIEs | Financial intermediation - Loans
VIE Disclosures
Cash and due from banks		27	37
Trading assets		610	840
Other investments		789	920
Net loans		28	29
Other assets		95	65
of which loans held-for-sale		0	0
Premises and equipment		12	13
Assets		1,549	1,891
Customer deposits			0
Trading liabilities		8	10
Short-term borrowings		0	0
Long-term debt		3	10
Other liabilities		61	72
Liabilities		72	92
Bank | Consolidated VIEs | Financial intermediation - Other
VIE Disclosures
Cash and due from banks		13	8
Trading assets		0	19
Other investments		161	202
Net loans		33	167
Other assets		674	778
of which loans held-for-sale		1	0
Premises and equipment		0	4
Assets		881	1,174
Customer deposits			1
Trading liabilities		0	0
Short-term borrowings		0	0
Long-term debt		46	35
Other liabilities		84	78
Liabilities		SFr 130	SFr 114

[1]	Includes restricted cash.
[2]	Includes restricted cash.